Intangible Assets (Details) - Schedule of total intangible assets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Total intangible assets	$ 8,327	$ 495
Goodwill -Eventer [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Total intangible assets	296	296
Goodwill – Jeff’s Brands [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Total intangible assets	516
Technology – Eventer [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Total intangible assets	193	199
Software License – Eventer [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Total intangible assets	1,405
Patent – Charging Robotics [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Total intangible assets	75
Brand name – Jeff’s Brands [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Total intangible assets	1,363
Amazon stores- Jeff’s Brands [Member]
Intangible Assets (Details) - Schedule of total intangible assets [Line Items]
Total intangible assets	$ 4,479